Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 215,816	$ 1,129,935
Accounts receivable, net	5,000	6,935
Prepaid and other current assets	94,031	6,820
Total current assets	314,847	1,143,690
Total assets	314,847	1,143,690
Current liabilities:
Accounts payable	586,305	522,917
Convertible notes payable	650,000
Deferred revenue	700,000
Total current liabilities	2,999,667	1,025,919
Total liabilities	2,999,667	1,025,919
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value
Common stock, $0.001 par value, 500,000,000 shares authorized, 37,790,943 and 32,995,460 shares issued and outstanding, respectively	37,791	32,996
Additional paid in capital	36,792,679	33,992,707
Accumulated deficit	(39,516,154)	(33,908,796)
Total stockholders’ equity (deficit)	(2,684,820)	117,771
Total liabilities and stockholders’ equity (deficit)	314,847	1,143,690
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	2	2
Series B-1 Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	862	862
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	18,025
Related Party [Member]
Current liabilities:
Accrued expenses	501,822	281,012
Note payable, related party		221,990
Convertible notes payable	650,000
Senior secured promissory notes, related party	$ 543,515